Other Non-Current Asset (Tables)	12 Months Ended
Dec. 31, 2022
Other Non-current Assets
Schedule of long-term time deposits and held-to-maturity debt securities by contractual maturity date

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$

Due in 1 year through 2 years	8,936,424	5,536,768	802,756
Due in 2 years through 3 years	4,072,475	5,503,515	797,935
	13,008,899	11,040,283	1,600,691

Schedule of contractual maturity date of the investments

Fair Value
		Gross	Gross	Fair Value	(Net
	Amortized	Unrealized	Unrealized	(Net Carrying	Carrying
	Cost	Gains	Losses	Amount)	Amount)
	RMB	RMB	RMB	RMB	US$

Due in 5 years through 10 years	3,596,846	4,626	(25,998)	3,575,474	518,395